Operating Leases - Lease cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Leases [Abstract]
Operating lease expense	$ 733	$ 592	$ 1,407	$ 1,202	$ 2,300
Variable lease expense	806	858	1,582	1,681	2,800
Sublease income	$ 102	$ 131	$ 203	$ 280	$ 500